1933 Act File No. 2-91090
                                          1940 Act File No. 811-4017

                          SECURITIES AND EXCHANGE COMMISSION
                                 Washington, DC 20549

                                       Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             X
                                                                  ------

    Pre-Effective Amendment No.      .......................
                                 ----                             ------

    Post-Effective Amendment No.  51_.......................        X
                                 ---                              ------

                                        and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X
                                                                  ------

    Amendment No.  44 ......................................        X
                  ----                                            ------

                                FEDERATED EQUITY FUNDS

                  (Exact Name of Registrant as Specified in Charter)

                               Federated Investors Funds
                                 5800 Corporate Drive

                          Pittsburgh, Pennsylvania 15237-7000
                       (Address of Principal Executive Offices)

                                    (412) 288-1900
                            (Registrant's Telephone Number)

                              John W. McGonigle, Esquire,
                               Federated Investors Tower
                          Pittsburgh, Pennsylvania 15222-3779
                        (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

___ immediately upon filing pursuant to paragraph (b) X on March 21, 2001 pursuant to paragraph (b)(1)(iii) 60 days after filing pursuant to paragraph (a)
(i) on _________________ pursuant to paragraph (a) (i). 75 days after filing pursuant to paragraph (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

X This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                       Copy to:

                              Matthew G. Maloney, Esquire
                        Dickstein Shapiro Morin & Oshinsky, LLP
                                   2101 L Street, NW
                                 Washington, DC 20037


PART C.    OTHER INFORMATION.

Item 23.    EXHIBITS

   (a)     (i) Conformed copy of Amended and Restated Declaration of
   Trust of the Registrant; (12)
          (ii) Conformed copy of Amendment No. 8 of the Amended and Restated Declaration of Trust of the Registrant; (19)
         (iii) Conformed copy of Amendment No. 9 of the Amended and Restated Declaration of Trust of the Registrant; (21)
          (iv) Conformed copy of Amendment No. 10 of the Amended and Restated Declaration of Trust of the Registrant; (21)
           (v) Conformed copy of Amendment No. 11 of the Amended and Restated Declaration of Trust of the Registrant; (21)
   (b)     (i) Copy of Amended and Restated By-Laws of the Registrant; (12)
          (ii) Copy of Amendment No. 5 to By-Laws of the Registrant; (18)
         (iii) Copy of Amendment No. 6 to By-Laws of the Registrant; (18)
          (iv) Copy of Amendment No. 7 to By-Laws of the Registrant; (18)
   (c)     (i) Copy of Specimen Certificate for Shares of Beneficial Interest of
               the Registrant (Federated Small Cap Strategies Fund); (7)
          (ii) Copy of Specimen Certificate for Shares of Beneficial Interest of the Registrant (Federated Growth Strategies Fund); (8)
         (iii) Copy of Specimen Certificate for Shares of Beneficial Interest of the Registrant (Federated Capital Appreciation Fund); (9)
(iv)  Copy of Specimen Certificate for Shares of Beneficial
               Interest of the Registrant (Federated Aggressive Growth
               Fund); (13)
   (d)     (i) Conformed copy of Investment Advisory Contract of the Registrant
               (Federated Growth Strategies Fund); (5)
-----------------------------------------------------------------------------
+     All exhibits have been filed electronically
5 Response is incorporated by reference to Registrant's Post-Effective Amendment No. 21 on Form N-1A filed June 30, 1995. (File Nos. 2-91090 and 811-4017)
7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 21 on Form N-1A filed June 30, 1995. (File Nos. 2-91090 and 811-4017)
8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed July 17, 1995. (File Nos. 2-91090 and 811-4017)
9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 25 on Form N-1A filed August 31, 1995. (File Nos. 2-91090 and 811-4017)
12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 31 on Form N-1A filed June 11, 1996. (File Nos. 2-91090 and 811-4017)
13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 34 on Form N-1A filed December 30, 1996.
           (File Nos. 2-91090 and 811-4017)
18. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 41 on Form N-1A filed November 2, 1998. (File Nos. 2-91090 and 811-4017)
19. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 44 on Form N-1A filed December 28, 1999.
           (File Nos. 2-91090 and 811-4017)
21. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 50 on Form N-1A filed December 29, 2000. (File Nos. 2-91090 and 811-4017)

 (ii) Conformed copy of Investment Advisory Contract on behalf of the Registrant, which includes Exhibits A and B for Federated Small Cap Strategies Fund and Federated
            Capital Appreciation Fund, respectively; (10)

      (iii) Conformed copy of Exhibit C to the Investment Advisory Contract of the Registrant (Federated Aggressive Growth
            Fund); (14)
       (iv) Conformed copies of Exhibits D & E for Federated Large Cap Growth Fund and Federated Communications Technology Fund, respectively; (19)
        (v) Confirmed copy of Exhibit F to the Investment Advisory Contract for Federated New Economy Fund;(20)
       (vi) Conformed copy of Limited Power of Attorney of the Investment Advisory Contract of the Registrant; (21)
      (vii) Conformed copy of Schedule 1 of the Investment Advisory Contract of the Registrant; (21)
     (viii) Conformed copy of Amendment #1 to Schedule 1 of the Investment Advisory Contract of the Registrant; (21)
       (ix) Conformed copy of Amendment #2 to Schedule 1 of the Investment Advisory Contract of the Registrant; (21)
        (x) Conformed copy of Amendment #3 to Schedule 1 of the Investment Advisory Contract of the Registrant; (21)
(e)     (i) Conformed copy of Distributor's Contract of the
                        Registrant; (10)
                   (ii) Conformed copies of Exhibits A and C to the
                        Distributor's Contract for Federated Small Cap Strategies Fund, (Class A and C Shares); (10)

                  (iii) Conformed copies of Exhibits D and F to the
                        Distributor's Contract for Federated Growth Strategies Fund, (Class A and C Shares); (10)

                   (iv) Conformed copies of Exhibits G and I to the
                        Distributor's Contract for Federated Capital
                        Appreciation Fund, (Class A and C Shares); (10)

                    (v) Conformed copies of Exhibits J and L to the
                        Distributor's Contract for Federated Aggressive Growth Fund, (Class A and C Shares); (14)

                   (vi) Conformed copy of Distributor's Contract (Class B Shares); (16)
                  (vii) Conformed copies of Exhibits M and N to the
                        Distributor's Contract for Federated Large Cap Growth Fund, (Class A and C Shares); (19)

------------------------------------------------------------------------
+     All exhibits have been filed electronically
10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 26 on Form N-1A filed September 12, 1995. (File Nos. 2-91090 and 811-4017)
14. Response is incorporated by reference to Registrant's Post Effective Amendment No. 29 on Form N-1A filed May 29, 1997. (File Nos. 2-
      910090 and 811-4017)
16. Response is incorporated by reference to Registrant's Post Effective Amendment No. 35 of Form N-1A filed December 30, 1997 (File Nos. 2-910090 and 811-4017)
19. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 44 on Form N-1A filed December 28, 1999. (File Nos. 2-91090 and 811-4017)
20. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 46 on Form N-1A filed September 15, 2000. (File Nos. 2-91090 and 811-4017)
21. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 50 on Form N-1A filed December 29, 2000. (File Nos. 2-91090 and 811-4017)

       (viii) Conformed copies of Exhibits O and P to the Distributor's Contract for Federated Communications
              Technology Fund, (Class A and C Shares); (19)

         (ix) Conformed copies of Exhibits Q and R to the Distributor's Contract for Federated New Economy Fund, (Class A and C Shares); (20)

          (x) The Registrant hereby incorporates the conformed copy of the specimen Mutual Funds Sales and Service Agreement; Mutual Funds Service Agreement; and Plan Trustee/Mutual Funds Service Agreement from Item 24(b)(6) of the Cash Trust Series II Registration Statement on Form N-1A, filed with the Commission on July 24, 1995. (File No. 33-38550 and 811-6269)

   (f)        Not applicable;
   (g)    (i) Conformed Copy of the Custodian Agreement of the
              Registrant; (6)
         (ii) Conformed copy of Custodian Fee Schedule; (15)
   (h)    (i) Conformed copy of Amended and Restated Shareholder Services
              Agreement; (15)
         (ii) Conformed copy of Amended and Restated Agreement for Fund Accounting Services, Administrative Services, Shareholder Transfer Agency Services and Custody Services Procurement; (17)
        (iii) Conformed copy of Principal Shareholder
      Service's Agreement (Class B Shares); (16)
                   (iv) Conformed copy of Shareholder Services Agreement
      (Class B Shares); (16)
            (v) The Registrant hereby incorporates by reference the
                conformed copy of the Shareholder Services Sub-Contract between Fidelity and Federated Shareholder Services from
                Item 24(b)(9)(iii) of the Federated GNMA Trust
                Registration Statement on Form N-1A, filed with the Commission on March 25, 1996 (File Nos. 2-75670 and
                811-3375).

    (i) Conformed copy of the Opinion and Consent of Counsel regarding legality of shares being registered; (6)
    (j)         Conformed copy of Consent of Independent Auditors; (21)
    (k)         Not Applicable;
    (l)         Conformed copy of Initial Capital understanding; (2)
    (m)     (i) Conformed Copy of Distribution Plan of the Registrant; (10)
-----------------------------------------------------------------------------
+     All exhibits have been filed electronically

2. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 on Form N-1A filed February 28, 1985. (File Nos. 2-91090 and 811-4017)

6. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed December 29, 1994. (File Nos. 2-91090 and 811-4017)

10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 26 on Form N-1A filed September 12, 1995. (File Nos. 2-91090 and 811-4017)

15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 31 on Form N-1A filed October 30, 1997. (File Nos. 2-91090 and 811-4017)

16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed December 30, 1997. (File Nos. 2-91090 and 811-4017)

17. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 40 on Form N-1A filed October 9, 1998. (File Nos. 2-91090 and 811-4017)

19. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 44 on Form N-1A filed December 28, 1999. (File Nos. 2- 91090 and 811-4017)

20. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 46 on Form N-1A filed September 15, 2000. (File Nos. 2-91090 and 811-4017)

21. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 50 on Form N-1A filed December 29, 2000. (File Nos. 2-91090 and 811-4017)

     (ii) Conformed copies of Exhibits A and C to the Distribution Plan for Federated Small Cap Strategies Fund, (Class A and C Shares); (10)

    (iii) Conformed copy of Exhibit E to the Distribution Plan for Federated Growth Strategies Fund, (Class C Shares); (10)
     (iv) Conformed copies of Exhibit F and H to the Distribution
          Plan for Federated Capital Appreciation Fund, (Class A and C Shares); (10)

      (v) Conformed copies of Exhibits I and K to the Distribution Plan for Federated Aggressive Growth Fund (Class A and C Shares); (14)

(vi)  The responses described in Item 23(e)(ix) are hereby
              incorporated by reference;
               (vii) Conformed copy of Amendment to the Distribution Plan (Class
              B Shares); (16)
       (viii) Conformed copies of Exhibits L, M, N & O to the
              Distribution Plan; (19)
         (ix) Conformed copies of Exhibits P and Q to the Distribution
              Plan for Federated New Economy Fund, (Class A and C
              Shares); (20)

          (x) Copy of Schedule A to the Distribution Plan; (19)
  (n)     (i) The Registrant hereby incorporates the conformed copy of the specimen Multiple Class Plan from Item 24(b)(18) of the World Investment Series, Inc. Registration Statement on Form N-1A, filed with the Commission on January 26, 1996. (File Nos. 33-52149 and 811-07141);
         (ii) Multiple Class Plan (18f-3) Exhibits; (19)
  (o)     (i) Conformed copy of Power of Attorney of the Registrant;(19)
         (ii) Conformed copy of Power of Attorney of Chief
              Investment Officer of the Registrant; (19)
(iii) Conformed copy of Power of Attorney of Trustee of the
              Registrant; (19)
         (iv) Conformed copy of Limited Power of Attorney; (19)
  (p) The Registrant hereby incorporates the conformed copy of the Code of Ethics for Access Persons from Item 23(p) of the Federated Managed Allocation Portfolios Registration Statement on Form N-1A filed with the Commission on January 25, 2001. (File Nos. 33-51247 and 811-7129).
        ........................

10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 26 on Form N-1A filed September 12, 1995. (File Nos. 2-91090 and 811-4017)

14. Response is incorporated by reference to Registrant's Post Effective Amendment No. 29 on Form N-1A filed May 29, 1997. (File Nos. 2-910090 and 811-4017)

16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed December 30, 1997. (File Nos. 2-91090 and 811-4017)

19. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 44 on Form N-1A filed December 28, 1999. (File Nos. 2-91090 and 811-4017)

20. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 46 on Form N-1A filed September 15, 2000. (File Nos. 2-91090 and 811-4017)

21. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 50 on Form N-1A filed December 29, 2000. (File Nos. 2-91090 and 811-4017)

Item 24.    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUNDS
            ------------------------------------------------------------

            None.

Item 25.    INDEMNIFICATION:  (1)
            ---------------

Item 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER:
         ----------------------------------------------------

          For a description of the other business of the investment adviser, see the section entitled "Who Manages the Fund?" in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Who Manages and Provides Services to the Fund?" The remaining Trustees of the investment adviser and, in parentheses, their principal occupations are: Thomas R. Donahue, (Chief Financial Officer, Federated Investors, Inc.), 1001 Liberty Avenue, Pittsburgh, PA, 15222-3779 and Mark D. Olson (a principal of the firm Mark D. Olson & Company, L.L.C. and Partner, Wilson, Halbrook & Bayard, P.A.), Suite 301 Little Falls Center Two, 2751 Centerville Road, Wilmington, DE 19808.

         The remaining Officers of the investment adviser are:

         Executive Vice Presidents:          William D. Dawson, III
                                                               Henry A. Frantzen
                                                                J. Thomas Madden

         Senior Vice Presidents:             Stephen F. Auth
                                             Joseph M. Balestrino
                                             David A. Briggs
                                             Jonathan C. Conley
                                             Deborah A. Cunningham
                                             Michael P. Donnelly
                                             Linda A. Duessel
                                             Mark E. Durbiano
                                             James E. Grefenstette
                                             Jeffrey A. Kozemchak
                                             Sandra L. McInerney
                                             Susan M. Nason
                                             Mary Jo Ochson
                                             Robert J. Ostrowski
                                             Bernard A. Picchi
                                             Peter Vutz

------------------------------------------------------------------
(1) Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed July 9, 1984. (File Nos. 2-91090 and 811-4017).



         Vice Presidents:                    Todd A. Abraham
                                             J. Scott Albrecht
                                             Arthur J. Barry
                                             Randall S. Bauer
                                             G. Andrew Bonnewell
                                             Micheal W. Casey
                                             Robert E. Cauley
                                             Lee R. Cunningham, II
                                             Alexandre de Bethmann
B.    Anthony Delserone, Jr.
                                             Donald T. Ellenberger
                                             Eamonn G. Folan
                                             Kathleen M. Foody-Malus
                                             Thomas M. Franks
                                             Marc Halperin
                                             John W. Harris
                                             Patricia L. Heagy
                                             Susan R. Hill
                                             William R. Jamison
                                             Constantine J. Kartsonas
                                             Robert M. Kowit
                                             Richard J. Lazarchic
                                             Steven J. Lehman
                                             Marian R. Marinack
                                             Christopher Matyszewski
                                             Joseph M. Natoli
                                             Jeffrey A. Petro
                                             John Quartarolo
                                             Keith J. Sabol
                                             Ihab Salib
                                             Frank Semack
                                             Aash M. Shah
                                             Michael W. Sirianni, Jr.
                                             Christopher Smith
                                             Edward J. Tiedge
                                             Timothy G. Trebilcock
                                             Leonardo A. Vila
                                             Paige M. Wilhelm
                                             Richard Winkowski
                                             Lori A. Wolff
                                             George B. Wright

         Assistant Vice Presidents:          Catherine A. Arendas
                                             Angela Auchey
                                             Nancy J. Belz
                                             Regina Chi
                                             Ross M. Cohen
                                             James R. Crea, Jr.
                                             Karol M. Crummie
                                             Fred B. Crutchfield
                                             James H. Davis, II
                                             Joseph DelVecchio
                                             Paul S. Drotch
                                             Salvatore A. Esposito
                                             John T. Gentry




         Assistant Vice Presidents:          David Gilmore
                                             Nikola A. Ivanov
                                             Carol Kayworth
                                             Nathan H. Kehm
                                             John C. Kerber
                                             J. Andrew Kirschler
                                             Ted T. Lietz, Sr.
                                             Monica Lugani
                                             Natalie F. Metz
                                             Theresa Miller
                                             Thomas Mitchell
                                             Bob Nolte
                                             Mary Kay Pavuk
                                             Rae Ann Rice
                                             Roberto Sanchez-Dahl, Sr.
                                             Sarath Sathkumara
                                             James W. Schaub
                                             John Sidawi
                                             Diane R. Startari
                                             Diane Tolby
                                             Peter Tropaitis
                                             Michael R. Tucker
                                             Steven J. Wagner

         Secretary:                          G. Andrew Bonnewell

         Treasurer:                          Thomas R. Donahue

         Assistant Secretaries:              C. Grant Anderson
                                                                  Leslie K. Ross

         Assistant Treasurer:                Denis McAuley, III

         The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund Complex described in Part B of this Registration Statement.

Item 27.  PRINCIPAL UNDERWRITERS:
          -----------------------

          (a) Federated Securities Corp. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

Cash Trust Series II; Cash Trust Series, Inc.; CCB Funds; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Limited Duration Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fixed Income Securities, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated International Series, Inc.; Federated Investment Series Funds, Inc.; Federated Managed Allocation Portfolios; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Securities Income Trust; Federated Short-Term Municipal Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated Total Return Government Bond Fund; Federated Utility Fund, Inc.; Federated World Investment Series, Inc.; FirstMerit Funds; Hibernia Funds; Independence One Mutual Funds; Intermediate Municipal Trust; Marshall Funds, Inc.; Money Market Obligations Trust; Regions Funds; RIGGS Funds; SouthTrust Funds; Wachovia Variable Insurance Funds; The Wachovia Funds; The Wachovia Municipal Funds; and Vision Group of Funds, Inc.

            (b)

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 BUSINESS ADDRESS                WITH DISTRIBUTOR             WITH REGISTRANT
------------------            ------------------------       -----------------

Richard B. Fisher             Chairman,                       Vice President
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Arthur L. Cherry              Director,                           --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Fisher                President-Institutional Sales       --
Federated Investors Tower     and Director,
1001 Liberty Avenue           Federated Securities Corp.
Pittsburgh, PA 15222-3779

                              (1)                              (2)(3)
Name and Principal            Positions and Offices        Positions and Offices
 BUSINESS ADDRESS                WITH DISTRIBUTOR             WITH REGISTRANT
------------------            ------------------------       -----------------

Thomas R. Donahue             Director, Executive Vice            --
Federated Investors Tower     Vice President and Assistant
1001 Liberty Avenue           Secretary,
Pittsburgh, PA 15222-3779     Federated Securities Corp.

James F. Getz                 President-Broker/Dealer and          --
Federated Investors Tower     Director,
1001 Liberty Avenue           Federated Securities Corp.
Pittsburgh, PA 15222-3779

David M. Taylor               Executive Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark W. Bloss                 Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard W. Boyd               Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Laura M. Deger                Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.          Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bryant R. Fisher              Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Christopher T. Fives          Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James S. Hamilton             Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 BUSINESS ADDRESS                WITH DISTRIBUTOR             WITH REGISTRANT
------------------            ------------------------       -----------------

James M. Heaton               Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Keith Nixon                   Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Solon A. Person, IV           Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ronald M. Petnuch             Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA  15222-3779

Timothy C. Pillion            Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas E. Territ              Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ernest G. Anderson            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Teresa M. Antoszyk            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Bohnet                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis      Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 BUSINESS ADDRESS                WITH DISTRIBUTOR             WITH REGISTRANT
------------------            ------------------------       -----------------

Matthew W. Brown              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David J. Callahan             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark Carroll                  Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Steven R. Cohen               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mary J. Combs                 Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.        Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Kevin J. Crenny               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Daniel T. Culbertson          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

G. Michael Cullen             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Marc C. Danile                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 BUSINESS ADDRESS                WITH DISTRIBUTOR             WITH REGISTRANT
------------------            ------------------------       -----------------

Robert J. Deuberry            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Doyle              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Timothy Franklin              Vice President,                      --
Federated Investors Tower     Federated Securities Corp
1001 Liberty Avenue
Pittsburgh, PA  15222-3779

Mark A. Gessner               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Joseph D. Gibbons             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John K. Goettlicher           Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

G. Tad Gullickson             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Scott Gundersen               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Dayna C. Haferkamp            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

 (1)                                   (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 BUSINESS ADDRESS                WITH DISTRIBUTOR             WITH REGISTRANT
------------------            ------------------------       -----------------

Anthony J. Harper             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bruce E. Hastings             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Charlene H. Jennings          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

H. Joseph Kennedy             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael W. Koenig             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ed Koontz                     Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Dennis M. Laffey              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Christopher A. Layton         Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael H. Liss               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


(1)                                    (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 BUSINESS ADDRESS                WITH DISTRIBUTOR             WITH REGISTRANT
------------------            ------------------------       -----------------

Michael R. Manning            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Amy Michalisyn                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark J. Miehl                 Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard C. Mihm               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Alec H. Neilly                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas A. Peter III           Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Raleigh Peters                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert F. Phillips            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard A. Recker             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
Eugene B. Reed                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

(1)                                    (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 BUSINESS ADDRESS                WITH DISTRIBUTOR             WITH REGISTRANT
------------------            ------------------------       -----------------

Paul V. Riordan               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John Rogers                   Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Brian S. Ronayne              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas S. Schinabeck          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward J. Segura              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward L. Smith               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David W. Spears               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John A. Staley                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Colin B. Starks               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
(1)                                    (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 BUSINESS ADDRESS                WITH DISTRIBUTOR             WITH REGISTRANT
------------------            ------------------------       -----------------

William C. Tustin             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul A. Uhlman                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard B. Watts              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Terence Wiles                 Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski         Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael P. Wolff              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert W. Bauman              Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward R. Bozek               Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Charles L. Davis, Jr.         Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Beth C. Dell                  Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

(1)                                    (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 BUSINESS ADDRESS                WITH DISTRIBUTOR             WITH REGISTRANT
------------------            ------------------------       -----------------

Donald C. Edwards             Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John T. Glickson              Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ernest L. Linane              Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Renee L. Martin               Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Lynn Sherwood-Long            Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Kirk A. Montgomery            Secretary,                           --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Denis McAuley, III            Treasurer,                           --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Timothy S. Johnson            Assistant Secretary,                 --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA  15222-3779

Victor R. Siclari             Assistant Secretary,                 --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA  15222-3779



Item 28.    LOCATION OF ACCOUNTS AND RECORDS:
            --------------------------------

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant                                Federated Investors Tower
                                          1001 Liberty Avenue
                                          Pittsburgh, PA  15222-3779

       (Notices should be sent to the Agent for Service at above address)

                                          Federated Investors Funds
                                          5800 Corporate Drive
                                          Pittsburgh, PA 15237-7000

Federated Shareholder Services Company    P.O. Box 8600
("Transfer Agent and Dividend             Boston, MA 02266-8600
Disbursing Agent")

Federated Services Company                Federated Investors Tower
("Administrator")                         1001 Liberty Avenue
                                          Pittsburgh, PA  15222-3779

Federated Investment Management Company   Federated Investors Tower
("Adviser")                               1001 Liberty Avenue
                                          Pittsburgh, PA  15222-3779

State Street Bank and Trust Company       P.O. Box 8600
("Custodian")                             Boston, MA 02266-8600


Item 29.    MANAGEMENT SERVICES:  Not applicable.
            -------------------


Item 30.    UNDERTAKINGS:
            ------------

            Registrant hereby undertakes to comply with the provisions of
            Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

                                      SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, FEDERATED EQUITY FUNDS, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 9th day of February, 2001.

                                FEDERATED EQUITY FUNDS

                  BY: /s/ Amanda J. Reed
                  Amanda J. Reed, Assistant Secretary
                  Attorney in Fact for John F. Donahue
                                February 9, 2001

    Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

    NAME                            TITLE                   DATE
    ----                            -----                   ----
By: /s/ Amanda J. Reed            Attorney In Fact     February 9, 2001
    Amanda J. Reed                For the Persons
    ASSISTANT SECRETARY           Listed Below

John F. Donahue*                  Chairman and Trustee
                                  (Chief Executive Officer)

J.    Christopher Donahue*        President and Trustee

Richard J. Thomas*                Treasurer
                                  (Principal Financial and
                                  Accounting Officer)

J. Thomas Madden*                 Chief Investment Officer

Thomas G. Bigley*                   Trustee

John T. Conroy, Jr.*                Trustee

Nicholas P. Constantakis*           Trustee

John F. Cunningham*                 Trustee

Lawrence D. Ellis, M.D.*            Trustee

Peter E. Madden*                    Trustee

Charles F. Mansfield, Jr.*          Trustee

John E. Murray, Jr., J.D., S.J.D.*  Trustee

Marjorie P. Smuts*                  Trustee

John S. Walsh*                      Trustee

* By Power of Attorney